Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (163)	$ (193)
Investing activities	(705)	(7)
Total income taxes paid	(869)	(216)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Investing activities	$ (1)	$ (16)